Noncontrolling Interests (Changes In M U F Gs Ownership Interests In Subsidiaries) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income attributable to Mitsubishi UFJ Financial Group	¥ 1,069,124	¥ 416,231	¥ 452,645
Mitsubishi UFJ Financial Group Shareholders' Equity [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income attributable to Mitsubishi UFJ Financial Group	1,069,124	416,231	452,645
Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders, Change in ownership interest in Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. in connection with the securities joint venture (Note 2)			20,550
Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders, Issuance of new shares of Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. (Note 2)		(20,000)
Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders, Purchase of shares of Mitsubishi UFJ Merrill Lynch PB Securities Co., Ltd. from noncontrolling interest shareholders (Note 2)	(30,655)
Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders, Other	(412)	759	3,859
Net transfers from (to) the noncontrolling interest shareholders	(31,067)	(19,241)	24,409
Change from net income attributable to Mitsubishi UFJ Financial Group and transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders	¥ 1,038,057	¥ 396,990	¥ 477,054